Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($) CAD ($)	Mar. 31, 2023 USD ($) CAD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 722,102	$ 800,154	$ 953,654
Nominal amount of hedging instrument	95,550	109,200